Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended
	Jun. 27, 2026	Jun. 08, 2026	Apr. 17, 2026	Nov. 06, 2025	Sep. 15, 2025	May 31, 2026	Apr. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025
Loss Contingencies [Line Items]
Common stock par value									$ 0.0001
Prepayment of fees											$ 242
Commitments amount			$ 1,440,000
Deferred revenue								$ 18,972
First Year [Member]
Loss Contingencies [Line Items]
Commitments amount			578,000
Second Year [Member]
Loss Contingencies [Line Items]
Commitments amount			215,500
Three Year [Member]
Loss Contingencies [Line Items]
Commitments amount			215,500
Four Year [Member]
Loss Contingencies [Line Items]
Commitments amount			215,500
Five Year [Member]
Loss Contingencies [Line Items]
Commitments amount			$ 215,500
GPU Server Rental Services Agreement [Member]
Loss Contingencies [Line Items]
Aggregate prepayments		$ 18,972
Additional payments		37,944
Monthly rental fee		$ 3,689
Rental term	(i) a firm, non-cancellable commitment for 18 dedicated CPU nodes, and (ii) a firm, non-cancellable commitment for approximately 6.27 petabytes of raw NVMe storage for the full duration of the GPU rental term.
Contractual consideration	$ 207,565
Datacenter Capacity And Construction Agreement [Member]
Loss Contingencies [Line Items]
Required to pay project completion payment							$ 3,500
Payment of construction								$ 1,750
Common Class A [Member]
Loss Contingencies [Line Items]
Common stock par value								$ 0.0001	0.0001
Common Class B [Member]
Loss Contingencies [Line Items]
Common stock par value								$ 0.0001	$ 0.0001
Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition								17,278,674
Boost Run Holding LLC [Member]
Loss Contingencies [Line Items]
Installment notes					$ 8,500	$ 8,500
Common stock par value					$ 10
Boost Run Holding LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share price					17.5
Boost Run Holding LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share price					12.5
Boost Run Holding LLC [Member] | Median [Member]
Loss Contingencies [Line Items]
Share price					$ 15.0
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition					441,500,000
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition					7,875,000
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition					441,500,000
Boost Run Holdings LLC [Member]
Loss Contingencies [Line Items]
Monthly rental fee									$ 3,824	$ 365
Boost Run Holdings LLC [Member] | Managed Services Agreement [Member]
Loss Contingencies [Line Items]
Other fees				$ 63,577
Prepayment of fees				12,715
Monthly fees				2,649,000
Payment for fees				$ 530